Note 04 - Management Report - Corporate Divisions - Asset Management (Detail) - Asset Management [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues [Abstract]
Management Fees		€ 2,458,000,000	€ 2,370,000,000	€ 2,136,000,000
Performance and transaction fees		125,000,000	212,000,000	90,000,000
Other revenues		24,000,000	126,000,000	3,000,000
Total net revenues		2,608,000,000	2,708,000,000	2,229,000,000
Provision for credit losses		(2,000,000)	5,000,000	2,000,000
Noninterest expenses [Abstract]
Compensation and benefits		899,000,000	822,000,000	740,000,000
General and administrative expenses		869,000,000	840,000,000	763,000,000
Impairment of goodwill and other intangible assets		68,000,000		0
Restructuring activities		0	2,000,000	22,000,000
Total noninterest expenses		1,836,000,000	1,664,000,000	1,526,000,000
Noncontrolling interests		174,000,000	223,000,000	157,000,000
Profit (loss) before income taxes		598,000,000	816,000,000	544,000,000
Total assets	[1],[2]	10,150,000,000	10,387,000,000	9,453,000,000
Assets under Management		821,000,000,000	928,000,000,000	793,000,000,000
Net flows		€ (20,000,000,000)	€ 48,000,000,000	€ 30,000,000,000
Employees (full-time equivalent)		4,283	4,072	3,926

[1]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.
[2]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.